Submission	Nov. 05, 2025
Submission [Line Items]
Central Index Key	0001875084
Registrant Name	PGIM Private Real Estate Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A